Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent [Abstract]
Schedule of other non current assets
	December 31, 2017	December 31, 2018
Long-term deposits	80,168	616,199
Receivables of installment payments for battery	-	574,677
Prepayments for purchase of property and equipment	50,882	159,341
Others	91	62,613
Total	131,141	1,412,830